Financed Insurance Premiums (Details Narrative) - General Liability And Director And Officer [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Premiums receivable	$ 241,272	$ 199,097
Coverage insurance premium interest rate	9.30%